EQUITY-BASED COMPENSATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 12, 2023
Endeavor Asset Acquisition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business Acquisition, Description of Acquired Entity	EGH RSUs held by the Businesses’ employee or contractor, each EGH RSU was exchanged for 0.22 TKO RSUs at the time of the consummation of the Endeavor Asset Acquisition
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
EGH 2021 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
EGH 2021 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
EGH 2021 Plan [Member] | RSUs and stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant-date fair value of shares vested	$ 18,700	$ 21,700
Aggregate intrinsic value of shares vested	$ 8,400	6,400
TKO 2023 Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance			10,000,000
TKO 2023 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	6 months
TKO 2023 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
TKO 2023 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting installments	3
Incremental compensation expense due to modification	$ 0
Replacement Awards under WWE 2016 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Replacement Awards under WWE 2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Replacement Awards under WWE 2016 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant-date fair value of shares vested	$ 21,100
Aggregate intrinsic value of shares vested	17,000
Total intrinsic value of options exercised		0
Replacement Awards under WWE 2016 Plan [Member] | Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant-date fair value of shares vested	5,500
Aggregate intrinsic value of shares vested	$ 4,400
Total intrinsic value of options exercised		$ 0